Supplemental Guarantor Information (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Consolidating Balance Sheets

Condensed Consolidating Balance Sheets
(unaudited; in thousands)

	December 31, 2015
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Assets:
Current assets:
Cash and cash equivalents	$—	$35,829	$8,754	$(12,373)	$32,210
Accounts receivable, less allowance of $8,510 as at September 30, 2014	—	466,415	23,378	(621)	489,172
Inventories, net	—	447,120	18,943	—	466,063
Prepaid expenses and other current assets	4,232	139,726	6,426	—	150,384
Deferred income taxes	3,052	28,890	—	(4)	31,938
Total current assets	7,284	1,117,980	57,501	(12,998)	1,169,767
Intercompany	—	824,837	—	(824,837)	—
Investments in consolidated subsidiaries	2,719,051	—	—	(2,719,051)	—
Deferred income taxes	15,980	—	160	(16,140)	—
Property and equipment, net	2,687	134,935	7,985	—	145,607
Goodwill	—	1,134,000	28,111	—	1,162,111
Intangibles, net	—	483,844	3,633	—	487,477
Other assets, net	1,232	38	—	—	1,270
Total assets	$2,746,234	$3,695,634	$97,390	$(3,573,026)	$2,966,232
Liabilities and equity:
Current liabilities:
Accounts payable	$19,364	$333,072	$7,763	$(12,994)	$347,205
Accrued expenses	1,511	144,611	5,425	—	151,547
Borrowings under revolver lines of credit	—	—	—	—	—
Deferred income taxes	—	—	4	(4)	—
Current portion of long-term obligations	4,500	9,787	—	—	14,287
Total current liabilities	25,375	487,470	13,192	(12,998)	513,039
Long-term debt, net of current portion	722,888	—	—	—	722,888
Borrowings under revolver lines of credit	—	336,000	7,225	—	343,225
Deferred income taxes	—	148,745	—	(16,140)	132,605
Long-term obligations under equipment financing and other, net of current portion	45	43,222	55	—	43,322
Intercompany	786,773	—	38,064	(824,837)	—
Total liabilities	1,535,081	1,015,437	58,536	(853,975)	1,755,079
Total stockholders’ equity	1,211,153	2,680,197	38,854	(2,719,051)	1,211,153
Total liabilities and stockholders' equity	$2,746,234	$3,695,634	$97,390	$(3,573,026)	$2,966,232

BEACON ROOFING SUPPLY, INC.

Condensed Consolidating Balance Sheets
(unaudited; in thousands)

	December 31, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Assets:
Current assets:
Cash and cash equivalents	$—	$24,872	$4,697	$(6,232)	$23,337
Accounts receivable, less allowance of $8,150 as at September 30, 2014	—	247,373	23,426	(1,416)	269,383
Inventories, net	—	291,890	22,780	—	314,670
Prepaid expenses and other current assets	—	70,525	6,450	—	76,975
Deferred income taxes	743	13,756	130	—	14,629
Total current assets	743	648,416	57,483	(7,648)	698,994
Intercompany	—	378,029	—	(378,029)	—
Investments in consolidated subsidiaries	1,374,778	—	—	(1,374,778)	—
Deferred income taxes	13,784	—	—	(13,784)	—
Property and equipment, net	2,693	76,088	9,522	—	88,303
Goodwill	—	455,620	33,705	—	489,325
Intangibles, net	13	93,888	3,372	—	97,273
Other assets, net	9,422	—	1,494	—	10,916
Total assets	$1,401,433	$1,652,041	$105,576	$(1,774,239)	$1,384,811
Liabilities and equity:
Current liabilities:
Accounts payable	$12,811	$152,121	$6,083	$(7,648)	$163,367
Accrued expenses	2,075	65,700	4,963	—	72,738
Borrowings under revolver lines of credit	15,100	—	8,189	—	23,289
Deferred income taxes	—	—	—	—	—
Current portion of long-term obligations	11,250	5,439	—	—	16,689
Total current liabilities	41,236	223,260	19,235	(7,648)	276,083
Long-term debt, net of current portion	180,657	—	—	—	180,657
Borrowings under revolver lines of credit	—	—	—	—	—
Deferred income taxes	—	77,021	928	(13,784)	64,165
Long-term obligations under equipment financing and other, net of current portion	7,949	26,091	72	—	34,112
Intercompany	341,797	—	36,232	(378,029)	—
Total liabilities	571,639	326,372	56,467	(399,461)	555,017
Total stockholders’ equity	829,794	1,325,669	49,109	(1,374,778)	829,794
Total liabilities and stockholders' equity	$1,401,433	$1,652,041	$105,576	$(1,774,239)	$1,384,811

Condensed Consolidating Balance Sheets
(in thousands)

	September 30, 2015
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Assets:
Current assets:
Cash and cash equivalents	$—	$42,816	$7,051	$(4,206)	$45,661
Accounts receivable, less allowance of $8,510 at September 30, 2014	—	365,679	34,693	(640)	399,732
Inventories, net	—	299,107	21,892	—	320,999
Prepaid expenses and other current assets	14,013	78,314	5,601	—	97,928
Deferred income taxes	3,051	—	—	(742)	2,309
Total current assets	17,064	785,916	69,237	(5,588)	866,629
Intercompany	—	386,892	—	(386,892)	—
Investments in consolidated subsidiaries	1,429,665	—	—	(1,429,665)	—
Deferred income taxes	17,481	—	—	(17,481)	—
Property and equipment, net	2,339	79,428	8,638	—	90,405
Goodwill	—	465,575	30,840	—	496,415
Intangibles, net	—	84,915	2,140	—	87,055
Other assets, net	1,233	—	—	—	1,233
Total assets	$1,467,782	$1,802,726	$110,855	$(1,839,626)	$1,541,737
Liabilities and equity:
Current liabilities:
Accounts payable	$14,519	$218,920	$16,298	$(4,846)	$244,891
Accrued expenses	38,744	80,738	5,312	—	124,794
Borrowings under revolver lines of credit	—	—	11,240	—	11,240
Deferred income taxes	—	742	—	(742)	—
Current portion of long-term obligations	11,250	5,070	—	—	16,320
Total current liabilities	64,513	305,470	32,850	(5,588)	397,245
Long-term debt, net of current portion	170,200	—	—	—	170,200
Borrowings under revolver lines of credit	—	—	—	—	—
Deferred income taxes	—	86,118	172	(17,481)	68,809
Long-term obligations under equipment financing and other, net of current portion	45	22,256	66	—	22,367
Intercompany	349,908	—	36,984	(386,892)	—
Total liabilities	584,666	413,844	70,072	(409,961)	658,621
Total stockholders’ equity	883,116	1,388,882	40,783	(1,429,665)	883,116
Total liabilities and stockholders’ equity	$1,467,782	$1,802,726	$110,855	$(1,839,626)	$1,541,737

BEACON ROOFING SUPPLY, INC.

Condensed Consolidating Balance Sheets
(in thousands)

	September 30, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Assets:
Current assets:
Cash and cash equivalents	$—	$58,053	$3,241	$(6,822)	$54,472
Accounts receivable, less allowance of $8,510 at September 30, 2014	—	323,587	37,506	(291)	360,802
Inventories, net	—	273,897	27,729	—	301,626
Prepaid expenses and other current assets	—	60,796	6,032	—	66,828
Deferred income taxes	720	13,755	135	—	14,610
Total current assets	720	730,088	74,643	(7,113)	798,338
Intercompany	—	293,942	—	(293,942)	—
Investments in consolidated subsidiaries	1,294,571	—	—	(1,294,571)	—
Deferred income taxes	13,883	—	—	(13,883)	—
Property and equipment, net	2,727	75,882	9,956	—	88,565
Goodwill	—	431,391	34,815	—	466,206
Intangibles, net	14	68,473	3,779	—	72,266
Other assets, net	4,456	24	1,547	—	6,027
Total assets	$1,316,371	$1,599,800	$124,740	$(1,609,509)	$1,431,402
Liabilities and equity:
Current liabilities:
Accounts payable	$20,735	$188,603	$18,609	$(7,113)	$220,834
Accrued expenses	16,900	58,328	5,057	—	80,285
Borrowings under revolver lines of credit	7,800	—	10,714	—	18,514
Deferred income taxes	—	—	—	—	—
Current portion of long-term obligations	11,250	5,352	—	—	16,602
Total current liabilities	56,685	252,283	34,380	(7,113)	336,235
Long-term debt, net of current portion	183,131	—	—	—	183,131
Borrowings under revolver lines of credit	—	—	—	—	—
Deferred income taxes	—	77,019	964	(13,883)	64,100
Long-term obligations under equipment financing and other, net of current portion	3,049	27,714	72	—	30,835
Intercompany	256,405	—	37,537	(293,942)	—
Total liabilities	499,270	357,016	72,953	(314,938)	614,301
Total stockholders’ equity	817,101	1,242,784	51,787	(1,294,571)	817,101
Total liabilities and stockholders’ equity	$1,316,371	$1,599,800	$124,740	$(1,609,509)	$1,431,402

Condensed Consolidating Statements of Operations

Condensed Consolidating Statements of Operations
(unaudited; in thousands, except share and per share amounts)

	Three Months Ended December 31, 2015
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Net sales	$—	$931,484	$45,137	$(141)	$976,480
Cost of products sold	—	708,383	35,050	(141)	743,292
Gross profit	—	223,101	10,087	—	233,188
Operating expenses	31,172	167,014	8,158	—	206,344
Intercompany charges (income)	(7,847)	7,186	661	—	—
Income from operations	(23,325)	48,901	1,268	—	26,844
Intercompany interest expense, financing costs and other	9,874	6,238	144	—	16,256
Intercompany interest expenses (income)	(3,926)	3,537	389	—	—
Income before income taxes and equity in net income of subsidiaries	(29,273)	39,126	735	—	10,588
Provision for income taxes	(9,732)	13,007	195	—	3,470
Income before equity in net income of subsidiaries	(19,541)	26,119	540	—	7,118
Equity in net income of subsidiaries	26,659	—	—	(26,659)	—
Net income	$7,118	$26,119	$540	$(26,659)	$7,118
Net income per share:
Basic					$0.12
Diluted					$0.12
Weighted-average shares used in computing net income per share:
Basic					58,972,913
Diluted					59,962,033

	Three Months Ended December 31, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Net sales	$—	$550,502	$45,614	$(74)	$596,042
Cost of products sold	—	422,981	35,570	(74)	458,477
Gross profit	—	127,521	10,044	—	137,565
Operating expenses	9,420	95,638	8,687	—	113,745
Intercompany charges (income)	(6,698)	6,102	596	—	—
Income from operations	(2,722)	25,781	761	—	23,820
Interest expense, financing costs and other	(2,439)	65	151	—	2,655
Intercompany interest expense (income)	(3,914)	3,515	399	—	—
Income before income taxes and equity in net income of subsidiaries	(1,247)	22,201	211	—	21,165
Provision for income taxes	(510)	9,067	(299)	—	8,258
Income before equity in net income of subsidiaries	(737)	13,134	510	—	12,907
Equity in net income of subsidiaries	13,644	—	—	(13,644)	—
Net income	$12,907	$13,134	$510	$(13,644)	$12,907
Net income per share:
Basic					$0.26
Diluted					$0.26
Weighted-average shares used in computing net income per share:
Basic					49,428,842
Diluted					50,012,881

Condensed Consolidating Statements of Operations
(in thousands, except share and per share amounts)

	Year Ended September 30, 2015
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Net sales	$—	$2,331,829	$183,809	$(469)	$2,515,169
Cost of products sold	—	1,778,196	142,077	(469)	1,919,804
Gross profit	—	553,633	41,732	—	595,365
Operating expenses	44,937	399,901	33,446	—	478,284
Intercompany charges (income)	(36,085)	34,264	1,821	—	—
Income from operations	(8,852)	119,468	6,465	—	117,081
Interest expense, financing costs and other	9,508	740	789	—	11,037
Intercompany interest expense (income)	(15,762)	14,174	1,588	—	—
Income before income taxes and equity in net income of subsidiaries	(2,598)	104,554	4,088	—	106,044
Provision for income taxes	(1,087)	43,765	1,089	—	43,767
Income before equity in net income of subsidiaries	(1,511)	60,789	2,999	—	62,277
Equity in net income of subsidiaries	63,788	—	—	(63,788)	—
Net income	$62,277	$60,789	$2,999	$(63,788)	$62,277
Net income per share:
Basic					$1.26
Diluted					$1.24
Weighted-average shares used in computing net income per share:
Basic					49,578,130
Diluted					50,173,478

	Year Ended September 30, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Net sales	$—	$2,146,805	$180,549	$(449)	$2,326,905
Cost of products sold	—	1,658,562	140,952	(449)	1,799,065
Gross profit	—	488,243	39,597	—	527,840
Operating expenses	28,058	367,812	33,107	—	428,977
Intercompany charges (income)	(27,782)	25,929	1,853	—	—
Income from operations	(276)	94,502	4,637	—	98,863
Interest expense, financing costs and other	9,788	(800)	1,107	—	10,095
Intercompany interest expense (income)	(14,503)	12,867	1,636	—	—
Income before income taxes and equity in net income of subsidiaries	4,439	82,435	1,894	—	88,768
Provision for income taxes	1,748	32,442	732	—	34,922
Income before equity in net income of subsidiaries	2,691	49,993	1,162	—	53,846
Equity in net income of subsidiaries	51,155			(51,155)	—
Net income	$53,846	$49,993	$1,162	$(51,155)	$53,846
Net income per share:
Basic					$1.09
Diluted					$1.08
Weighted-average shares used in computing net income per share:
Basic					49,227,466
Diluted					49,947,699

BEACON ROOFING SUPPLY, INC.

Condensed Consolidating Statements of Operations
(in thousands, except share and per share amounts)

	Year Ended September 30, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Net sales	$—	$2,064,358	$176,922	$(557)	$2,240,723
Cost of products sold	—	1,573,865	136,018	(557)	1,709,326
Gross profit	—	490,493	40,904	—	531,397
Operating expenses	23,399	345,431	32,846	—	401,676
Intercompany charges (income)	(24,457)	23,004	1,453	—	—
Income from operations	1,058	122,058	6,605	—	129,721
Interest expense, financing costs and other	8,896	(1,057)	408	—	8,247
Intercompany interest expense (income)	(12,627)	11,052	1,575	—	—
Income before income taxes and equity in net income of subsidiaries	4,789	112,063	4,622	—	121,474
Provision for income taxes	1,945	45,520	1,402	—	48,867
Income before equity in net income of subsidiaries	2,844	66,543	3,220	—	72,607
Equity in net income of subsidiaries	69,763	—	—	(69,763)	—
Net income	$72,607	$66,543	$3,220	$(69,763)	$72,607
Net income per share:
Basic					$1.50
Diluted					$1.47
Weighted-average shares used in computing net income per share:
Basic					48,472,240
Diluted					49,385,335

Condensed Consolidating Statements of Comprehensive Income

Condensed Consolidating Statements of Comprehensive Income
(unaudited; in thousands)

	Three Months Ended December 31, 2015
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Net income	$7,118	$26,119	$540	$(26,659)	$7,118
Other comprehensive income (loss):
Foreign currency translation adjustment	(2,469)	—	(2,469)	2,469	(2,469)
Total other comprehensive income (loss), net of tax	(2,469)	—	(2,469)	2,469	(2,469)
Comprehensive income	$4,649	$26,119	$(1,929)	$(24,190)	$4,649

	Three Months Ended December 31, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Net income	$12,907	$13,134	$510	$(13,644)	$12,907
Other comprehensive income (loss):
Foreign currency translation adjustment	(3,189)	—	(3,189)	3,189	(3,189)
Unrealized gain (loss) due to change in fair value of derivatives, net of tax	(35)	—	—	—	(35)
Total other comprehensive income (loss), net of tax	(3,224)	—	(3,189)	3,189	(3,224)
Comprehensive income	$9,683	$13,134	$(2,679)	$(10,456)	$9,683

Condensed Consolidating Statements of Comprehensive Income
(in thousands)

	Year Ended September 30, 2015
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Net income	$62,277	$60,789	$2,999	$(63,788)	$62,277
Other comprehensive income (loss):
Foreign currency translation adjustment	(14,003)	—	(14,003)	14,003	(14,003)
Unrealized gain (loss) due to change in fair value of derivatives, net of tax	(138)	—	—	—	(138)
Total other comprehensive income (loss), net of tax	(14,141)	—	(14,003)	14,003	(14,141)
Comprehensive income	$48,136	$60,789	$(11,004)	$(49,785)	$48,136

	Year Ended September 30, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Net income	$53,846	$49,993	$1,162	$(51,155)	$53,846
Other comprehensive income (loss):
Foreign currency translation adjustment	(7,175)	—	(7,175)	7,175	(7,175)
Unrealized gain (loss) due to change in fair value of derivatives, net of tax	972	—	—	—	972
Total other comprehensive income (loss), net of tax	(6,203)	—	(7,175)	7,175	(6,203)
Comprehensive income	$47,643	$49,993	$(6,013)	$(43,980)	$47,643

	Year Ended September 30, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Net income	$72,607	$66,543	$3,220	$(69,763)	$72,607
Other comprehensive income (loss):
Foreign currency translation adjustment	(4,401)	—	(4,401)	4,401	(4,401)
Unrealized gain (loss) due to change in fair value of derivatives, net of tax	1,399	—	—	—	1,399
Total other comprehensive income (loss), net of tax	(3,002)	—	(4,401)	4,401	(3,002)
Comprehensive income	$69,605	$66,543	$(1,181)	$(65,362)	$69,605

Condensed Consolidating Statements of Cash Flows

Condensed Consolidating Statements of Cash Flows
(unaudited; in thousands)

	Three Months Ended December 31, 2015
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Net cash provided by operating activities	$(49,989)	$98,053	$4,778	$(8,167)	$44,675
Investing activities
Purchases of property and equipment	(566)	(1,578)	(9)	—	(2,153)
Acquisition of businesses	(941,156)	—	—	—	(941,156)
Proceeds from sales of assets	—	229	—	—	229
Intercompany activity	436,866	—	—	(436,866)	—
Net cash used in investing activities	(504,856)	(1,349)	(9)	(436,866)	(943,080)
Financing activities
Borrowings under revolving lines of credit	—	878,947	11,181	—	890,128
Repayments under revolving lines of credit	—	(534,470)	(14,908)	—	(549,378)
Borrowings under term loan	450,000	—	—	—	450,000
Repayments under term loan	(186,750)	—	—	—	(186,750)
Repayments under equipment financing facilities	—	(1,367)	—	—	(1,367)
Borrowings under Senior Notes	300,000	—	—	—	300,000
Payment of deferred financing costs	(18,890)	(8,923)	—	—	(27,813)
Proceeds from exercise of options	8,984	—	—	—	8,984
Excess tax benefit from equity-based compensation	1,501	—	—	—	1,501
Intercompany activity	—	(437,878)	1,012	436,866	—
Net cash (used in) provided by financing activities	554,845	(103,691)	(2,715)	436,866	885,305
Effect of exchange rate changes on cash	—	—	(351)	—	(351)
Net increase (decrease) in cash and cash equivalents	—	(6,987)	1,703	(8,167)	(13,451)
Cash and cash equivalents, beginning of period	—	42,816	7,051	(4,206)	45,661
Cash and cash equivalents, end of period	$—	$35,829	$8,754	$(12,373)	$32,210

BEACON ROOFING SUPPLY, INC.

Condensed Consolidating Statements of Cash Flows
(unaudited; in thousands)

	Three Months Ended December 31, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Net cash provided by operating activities	(20,701)	$54,900	$5,401	$589	$40,189
Investing activities
Purchases of property and equipment	(148)	(2,697)	(293)	—	(3,138)
Acquisition of businesses	(69,746)	—	—	—	(69,746)
Proceeds from sales of assets	—	115	—	—	115
Intercompany activity	85,392	—	—	(85,392)	—
Net cash used in investing activities	15,498	(2,582)	(293)	(85,392)	(72,769)
Financing activities
Borrowings under revolving lines of credit	147,507	—	—	—	147,507
Repayments under revolving lines of credit	(140,207)	—	(2,233)	—	(142,440)
Repayments under term loan	(2,812)	—	—	—	(2,812)
Repayments under equipment financing facilities	—	(1,412)	—	—	(1,412)
Proceeds from exercise of options	662	—	—	—	662
Excess tax benefit from equity-based compensation	53	—	—	—	53
Intercompany activity	—	(84,087)	(1,306)	85,393	—
Net cash (used in) provided by financing activities	5,203	(85,499)	(3,539)	85,393	1,558
Effect of exchange rate changes on cash	—	—	(113)	—	(113)
Net increase (decrease) in cash and cash equivalents	—	(33,181)	1,456	590	(31,135)
Cash and cash equivalents, beginning of period	—	58,053	3,241	(6,822)	54,472
Cash and cash equivalents, end of period	—	$24,872	$4,697	$(6,232)	$23,337

Condensed Consolidating Statements of Cash Flows
(in thousands)

	Year Ended September 30, 2015
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Net cash provided by operating activities	$1,776	$100,760	$4,188	$2,616	$109,340
Investing activities
Purchases of property and equipment	(397)	(18,649)	(1,756)	—	(20,802)
Acquisition of businesses	(85,301)	—	—	—	(85,301)
Proceeds from sales of assets	—	1,389	—	—	1,389
Intercompany activity	93,503	—	—	(93,503)	—
Net cash used in investing activities	7,805	(17,260)	(1,756)	(93,503)	(104,714)
Financing activities
Borrowings under revolving lines of credit	552,545	—	8,089	—	560,634
Payments under revolving lines of credit	(560,345)	—	(5,662)	—	(566,007)
Repayments under financing facilities and other	—	(5,553)	—	—	(5,553)
Repayments under senior term loan	(11,250)	—	—	—	(11,250)
Proceeds from exercise of options	7,943	—	—	—	7,943
Excess tax benefit from equity-based compensation	1,526	—	—	—	1,526
Intercompany activity	—	(93,184)	(319)	93,503	—
Net cash (used in) provided by financing activities	(9,581)	(98,737)	2,108	93,503	(12,707)
Effect of exchange rate changes on cash	—	—	(730)	—	(730)
Net increase (decrease) in cash and cash equivalents	—	(15,237)	3,810	2,616	(8,811)
Cash and cash equivalents, beginning of year	—	58,053	3,241	(6,822)	54,472
Cash and cash equivalents, end of year	$—	$42,816	$7,051	$(4,206)	$45,661

BEACON ROOFING SUPPLY, INC.

Condensed Consolidating Statements of Cash Flows
(in thousands)

	Year Ended September 30, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Net cash provided by operating activities	$20,335	$53,730	$(11,746)	$(6,822)	$55,497
Investing activities
Purchases of property and equipment	(884)	(33,813)	(2,542)	—	(37,239)
Acquisition of businesses	(1,514)	—	—	—	(1,514)
Proceeds from sales of assets	—	1,437	—	—	1,437
Intercompany activity	13,751	—	—	(13,751)	—
Net cash used in investing activities	11,354	(32,376)	(2,542)	(13,751)	(37,316)
Financing activities
Borrowings under revolving lines of credit	482,500	—	15,000	—	497,500
Payments under revolving lines of credit	(519,700)	—	(5,426)	—	(525,126)
Borrowings under financing facilities and other	—	25,377	—	—	25,377
Repayments under financing facilities and other	—	(5,009)	—	—	(5,009)
Repayments under senior term loan	(11,250)	—	—	—	(11,250)
Proceeds from exercise of options	7,680	—	—	—	7,680
Excess tax benefit from equity-based compensation	1,030	—	—	—	1,030
Intercompany activity	—	(17,789)	4,038	13,751	—
Net cash (used in) provided by financing activities	(39,740)	2,579	13,612	13,751	(9,798)
Effect of exchange rate changes on cash	—	—	(938)	—	(938)
Net increase (decrease) in cash and cash equivalents	(8,052)	23,933	(1,613)	(6,822)	7,445
Cash and cash equivalents, beginning of year	8,052	34,120	4,855	—	47,027
Cash and cash equivalents, end of year	$—	$58,053	$3,241	$(6,822)	$54,472

BEACON ROOFING SUPPLY, INC.

Condensed Consolidating Statements of Cash Flows
(in thousands)

	Year Ended September 30, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated Company
Net cash provided by operating activities	$31,091	$23,248	$24,154	$—	$78,493
Investing activities
Purchases of property and equipment	(1,410)	(21,690)	(3,020)	—	(26,120)
Acquisition of businesses	(64,606)	—	—	—	(64,606)
Proceeds from sales of assets	24	1,211	—	—	1,235
Intercompany activity	24,848	—	—	(24,848)	—
Net cash used in investing activities	(41,144)	(20,479)	(3,020)	(24,848)	(89,491)
Financing activities
Borrowings under revolving lines of credit	444,300	—	11,276	—	455,576
Payments under revolving lines of credit	(440,600)	—	(8,680)	—	(449,280)
Borrowings under financing facilities and other	—	3,993	—	—	3,993
Repayments under financing facilities and other	—	(4,549)	—	—	(4,549)
Repayments under senior term loan	(11,250)	—	—	—	(11,250)
Proceeds from exercise of options	18,579	—	—	—	18,579
Excess tax benefit from equity-based compensation	4,944	—	—	—	4,944
Intercompany activity	—	7,420	(32,268)	24,848	—
Net cash (used in) provided by financing activities	15,973	6,864	(29,672)	28,848	18,013
Effect of exchange rate changes on cash	—	—	(193)	—	(193)
Net increase (decrease) in cash and cash equivalents	5,920	9,633	(8,731)	—	6,822
Cash and cash equivalents, beginning of year	2,132	24,487	13,586	—	40,205
Cash and cash equivalents, end of year	$8,052	$34,120	$4,855	$—	$47,027